Summary of Significant Accounting Policies (Details) - Schedule of net sales disaggregated by products - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
Summary of Significant Accounting Policies (Details) - Schedule of net sales disaggregated by products [Line Items]
Net sales by product	$ 24,136,297	$ 19,014,149	$ 82,976,746	$ 66,247,507	$ 88,095,418	$ 63,414,783
Tobacco vaping products [Member]
Summary of Significant Accounting Policies (Details) - Schedule of net sales disaggregated by products [Line Items]
Net sales by product	16,546,587	11,368,324	59,555,046	50,306,347
Cannabis vaping products [Member]
Summary of Significant Accounting Policies (Details) - Schedule of net sales disaggregated by products [Line Items]
Net sales by product	$ 7,589,710	$ 7,645,825	$ 23,421,700	$ 15,941,160